--------------------------------
                              The Guardian Investor
                          ----------------------------
                          Retirement Asset Manager(SM)
                          ----------------------------

This brochure contains supplements to the prospectuses for (i) the Individual Flexible Premium Deferred Variable Annuity Contracts issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E and marketed under the name "The Guardian Investor Retirement Asset Manager,"
(ii) the prospectus for The Guardian Small Cap Stock Fund, and (iii) MFS Growth with Income Series, a series of MFS Variable Insurance Trust. Additionally, set forth below the Table of Contents are replacement paragraphs for certain of the retirement planning materials that are printed with the prospectuses for The Guardian Retirement Asset Manager and its Variable investment options. This Supplement should be retained with the Prospectus for future reference.

Table of Contents

Supplement Dated December 22, 1997 to Prospectus Dated September 2, 1997
    For The Guardian Investor Retirement Asset Manager ....................... 2

Supplement Dated November 13, 1997 to Prospectus Dated May 1, 1997
    For The Guardian Small Cap Fund .......................................... 4

Supplement Dated November 15, 1997 to Prospectus Dated May 1, 1997
    For MFS Growth With Income Series ........................................ 4

The first three paragraphs appearing on page 14 of the retirement planning material at the front of this brochure should correctly appear as shown below.

The Standard Death Benefit

For contractowners who purchase contract having an annuitant who is age 75 or younger on the issue date, The Guardian Insurance & Annuity Company, Inc. ("GIAC") will pay your designated beneficiaries the greater of (i) the total of all your purchase payments (all that you have invested) less any amounts you have previously withdrawn, any applicable charges and any applicable annuity taxes, or (ii) the accumulation value of the contract at the time we are notified of the annuitant's death, less any applicable annuity taxes. The standard guarantee of a death benefit at least equal to the total amount of all premium payments that have not been previously withdrawn allows you, the contractowner, the ability to take appropriate investment risks as you plan for retirement, while not having to worry about the amount that may be paid to your heirs in the event of the annuitant's death.

If the annuitant is over age 75 at the time the contract is issued, GIAC will pay the beneficiary the accumulation value at the time we are notified, less any applicable annuity taxes.

The Enhanced Death Benefit

At the time of issue, you may select the enhanced death benefit rider to the contract which, in addition to the protections offered under the standard death benefit, provides a death benefit on the death of the annuitant that "locks in" any contract accumulation value gains as of the most recent seventh anniversary of your contract. This feature is available for an additional annual charge for contracts having an annuitant who is under age 75 at time of issue. The enhanced death benefit rider provides a death benefit that is equal to the greater of (i) the standard death benefit, or (ii) the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus the amount of any premiums paid since the reset date, less the amount of all partial withdrawals and any applicable taxes. A reset date occurs every seven years on the contract's anniversary date. The rider expires no later than the date of the annuitant's 85th birthday.


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

Supplement dated December 22, 1997 to Prospectus dated September 2, 1997 for The Guardian Investor Retirement Asset Manager. The following information supercedes and replaces pages 6 and 7 of the prospectus for The Guardian Investor Retirement Asset Manager.

                                  Expense Table

                       Contractowner Transaction Expenses

      Sales Charge Imposed on Purchases: .................................  None
      Exchange Fee: ......................................................  None


Contingent Deferred Sales Charge:

The following charges will be assessed upon amounts withdrawn that have been in the Contract for less than seven Contract years:


      Number of Contract Years                                  Contingent
      Completed from Date of                               Deferred Sales Charge
      the Premium Payment                                       Percentage*
      ------------------------                             ---------------------
             0...............................................       7%
             1...............................................       6%
             2...............................................       5%
             3...............................................       4%
             4...............................................       3%
             5...............................................       2%
             6...............................................       1%
             7...............................................       0%
             and thereafter

The maximum contingent sales charge will be equal to 7% of the lesser of (1) the total of all premium payments made within 7 contract years (84 months) prior to the date of request for withdrawal or surrender; or (2) the amount withdrawn or surrendered.

Annual Contract Fee: $35.00**

Separate Account Level Annual Expenses:
(as a percentage of daily net asset       For Contracts Without    For Contracts With
 value)                                  Enhanced Death Benefit  Enhanced Death Benefit
---------------------------------------  ----------------------  ----------------------
Mortality and Expense Risk Charge               1.05%                 1.05%
Administrative Charges and Expenses              .20%                  .20%
Enhanced Death Benefit Charge                      0%                  .20%
                                                -----                 -----
Total Separate Account Annual Expenses          1.25%                 1.45%

--------------------------------------------------------------------------------
* After the first Contract year, the greater of excess of the Accumulation Value on the date of withdrawal over the aggregate premium payments that have not been previously withdrawn or 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in such Contract year, can be withdrawn annually without charge. For Contracts issued in Section 1035 exchanges, trustee to trustee transfers, in certain IRA transfers or rollovers, or to Charitable Remainder Trusts, this no-charge withdrawal privilege may also be exercised in the first Contract year.

**    Where required by state law, this fee may be lower.

                   Investment Division Level Annual Expenses:+
      (as a percentage of average net assets after expense reimbursements)

                                                                         Total Fund
                                                   Management    Other    Operating
                                                      Fees     Expenses   Expenses
                                                   ----------  --------  ----------
      The Guardian Cash Fund                          .50%       .04%        .54%
      The Guardian Bond Fund                          .50%       .04%        .54%
      The Guardian Stock Fund                         .50%       .03%        .53%
      The Guardian Small Cap Stock Fund               .75%       .55%       1.30%
      Baillie Gifford International Fund              .80%       .18%        .98%
      Baillie Gifford Emerging Markets Fund          1.00%       .15%       1.53%
      Value Line Centurion Fund                       .50%       .10%        .60%
      Value Line Strategic Asset Management Trust     .50%       .08%        .58%
      Gabelli Capital Asset Fund                     1.00%       .31%       1.31%
      MFS Growth With Income Series++                 .75%       .25%       1.00%

--------------------------------------------------------------------------------
+ These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1996, except that the percentages for The Guardian Small Cap Stock Fund are estimated, since the Fund has not yet commenced operations. The percentages for Value Line Centurion Fund and Value Line Strategic Asset Management Trust reflect (as part of "Other Expenses" and "Total Fund Operating Expenses") the effects of expense reimbursement arrangements pursuant to which each of these Funds reimburses GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf.

++ The Adviser of MFS Growth With Income Series has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that the Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" for the Series would be 1.32% and 2.07%, respectively.

The preceding tables are designed to assist the Contractowner in understanding the various costs and expenses of the Separate Account and its underlying Funds. (See "Charges and Deductions" and see the accompanying Fund prospectuses for a more complete description of the various costs and expenses.)

             Comparison of Contract Expenses Among Underlying Funds

             (EDB = With Enhanced Death Benefit/BC = Basic Contract)

                                             -----------------------------------------------------------------------
                                                                                    If you do not surrender or you
                                                                                    annuitize at the end of the
                                             If you surrender your contract at the  applicable time period: You
                                             end of the applicable time period:     would pay the following
                                             You would pay the following expenses   expenses on a $1,000 investment,
                                             on a $1,000 investment, assuming a 5%  assuming a 5% annual return on
                                             annual return on assets:               assets:
                                             -----------------------------------------------------------------------
                                                       1 Yr.    3 Yrs.                     1 Yr.     3 Yrs.
                                                    EDB  BC    EDB  BC                  EDB   BC   EDB  BC
--------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                              90   92    111  117                 20    22   61   67
--------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                              90   92    111  117                 20    22   61   67
--------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                             90   92    110  117                 20    22   60   67
--------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                   98   100   135  141                 28    30   85   91
--------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                  94   96    125  131                 24    26   75   81
--------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund               100  102   142  148                 30    32   92   98
--------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                           90   92    113  119                 20    22   63   69
--------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust         90   92    112  118                 20    22   62   68
--------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          98   100   135  141                 28    30   85   91
--------------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series                       94   97    125  132                 24    27   75   82
--------------------------------------------------------------------------------------------------------------------

This expense comparison assumes that the expenses reported in the tables above will be the expenses incurred during the periods shown above. This comparison is not a representation of past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the estimated total amount of such fees by the total average net assets; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. Annuity taxes ranging from approximately 0.50% to 3.5% are currently imposed by certain states and municipalities on premium payments made under the Contract. Where applicable, such taxes reduce the amount of each premium payment available for allocation under the Contract. See "Charges and Deductions -- Annuity Taxes."

                        The MFS Growth With Income Series

                        Supplement to Current Prospectus

The section of the Series' Prospectus entitled "Information Concerning Shares of Each Series -- Purchases and Redemptions" is hereby amended to add after the first paragraph the following:

At the sole discretion of the Trust, the Series may pay redemptions either totally or partially by a distribution in kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. Securities distributed by a Fund will be selected by the Adviser in light of the Fund's objective and may not generally represent a pro rata distribution of each security held in the Fund's portfolio. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

                The date of this Supplement is November 15, 1997.

                        The Guardian Small Cap Stock Fund

       Supplement dated November 13, 1997 to Prospectus dated May 1, 1997

Financial Highlights

The following table provides information about the financial history of The Guardian Small Cap Stock Fund (the "Small Cap Fund"). It is based on a single share of the Small Cap Fund outstanding for the period ended September 30, 1997. The table is part of the Small Cap Fund's financial statements for the period ended September 30, 1997, included in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference in the Prospectus. The information in the table is unaudited.

                                                                  Period from
                                                               April 2, 1997+ to
                                                              September 30, 1997
                                                              ------------------

Net asset value, beginning of period ..........................   $ 10.00
                                                                  -------
  Income from investment operations Net investment
   income/(loss) ..............................................      0.02
  Net realized and unrealized gain/(loss) on investments ......      4.21
                                                                  -------
  Net increase/(decrease) from investment operations ..........      4.23
                                                                  =======
Distributions to shareholders
  Dividends from net investment income ........................        --
  Distributions in excess of net investment income ............        --
  Distributions from net realized gain on investments .........        --
                                                                  -------
Net asset value, end of period ................................   $ 14.23
                                                                  -------
Total return* .................................................     17.60%
                                                                  =======

Ratios/supplemental data:
  Net assets, end of period (000's omitted) ...................   $62,122
  Ratio of expenses to average net assets .....................      0.98%(a)
  Ratio of net investment income to average net assets ........      0.54%(a)
  Portfolio turnover ..........................................        11%
  Average rate of commissions paid ............................   $ 0.039
                                                                  =======
--------------------------------------------------------------------------------
+     Commencement of operations.

* Total returns do not reflect the effects of charges deducted pursuant to the terms of variable contracts issued by The Guardian Insurance & Annuity Company, Inc. Inclusion of such charges would reduce the total return for the period shown.

(a)   Annualized.


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